Inventories, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories, net
Raw materials	$ 18,665	$ 30,620
Work in process	3,535	3,222
Finished goods	6,580	5,177
Low value consumables and spare parts	244	144
Inventories, gross	29,024	39,163
Less: inventory write-downs	(5,184)	(6,298)
Total inventories, net	23,840	32,865
Change in inventory write-downs	$ (1,031)	$ (13)	$ 4,067